Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of income tax expense (benefit)
U.S. Federal "expected" income tax	$ (1,860,902)	$ (495,540)
State income tax	(198,679)	(52,906)
Non-deductible beneficial conversion interest		102,000
Stock compensation	252,366	24,769
Change in fair value of warrant liability	(124,187)
Loss on extinguishment of debt	49,852
Other	23,585
Change in valuation allowance	1,857,964	421,677
Total provision for income taxes